RECONCILIATION OF FINANCIAL STATEMENTS TO THE FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to net assets available for benefits per the Form 5500 for the years ended December 31, 2025 and 2024:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$731,474,578	$678,401,804
Contributions receivable	(398,211)	(245,481)
Net assets available for benefits per the Form 5500	$731,076,367	$678,156,323

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to net income per the Form 5500 for the year ended December 31, 2025:

December 31, 2025
Net increase in net assets available for benefits per the financial statements	$53,072,774
Change in contributions receivable	(152,730)
Net income per the Form 5500	$52,920,044